Redeemable Convertible Preferred Shares and Shareholders' Equity - Summary of Fair value of the Warrants (Detail) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2021	Aug. 13, 2021	Jun. 15, 2021	Dec. 31, 2020
Redeemable Convertible Preferred Stock [Member]
Financial Liabilities Fair Value Disclosure [Line Items]
Value of warrant per share			$ 9.238	$ 6.555
Number of shares issuable upon exercise of warrants			1,179,456	1,179,456
Fair value of warrant liability			$ 10,896	$ 7,731
Warrants for ordinary shares [Member]
Financial Liabilities Fair Value Disclosure [Line Items]
Value of warrant per share	$ 0.37	$ 1.99
Number of shares issuable upon exercise of warrants	5,200,000	5,200,000
Fair value of warrant liability	$ 1,924	$ 10,348